Concentration of Major Customers and Suppliers - Schedules of Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	22.10%		24.70%		17.90%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	21.50%		34.90%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	18.40%		14.50%		19.30%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	10.90%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]		[1]	17.40%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	17.60%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	12.20%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage	12.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	12.30%			[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	11.10%			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Schedules of Concentration of Major Customers and Suppliers [Line Items]
Concentration Risk Percentage		[1]	10.40%			[1]

[1]	Indicates below 10%.